23. Other Liabilities and Other Deferred Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities And Other Deferred Income
Schedule of accrued expenses and other deferred income

Details of other liabilities and other deferred income at December 31 are as follows:

	2018	2017	2016
Other deferred income	$290,786	$306,055	$301,800
Other liabilities	2,049	2,797	–
Total other liabilities and other deferred income	$292,835	$308,852	$301,800